Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation
Stock-Based Compensation Expense

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2017	2016	2015
Cost of sales	$49	$47	$46
Selling, general and administrative expenses	229	206	185
Research, development and related expenses	46	45	45
Stock-based compensation expenses	$324	$298	$276
Income tax benefits	$(327)	$(272)	$(87)
Stock-based compensation expenses (benefits), net of tax	$(3)	$26	$189

Stock Option Activity

Stock Option Program

The following table summarizes stock option activity for the years ended December 31:

	2017		2016		2015
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price
Under option —
January 1	36,196,232	$112.07	38,552,445	$102.01	39,235,557	$90.38
Granted:
Annual	5,409,628	175.93	5,591,727	147.99	5,529,544	165.91
Exercised	(6,474,117)	90.37	(7,716,141)	86.76	(5,978,382)	83.74
Forfeited	(166,579)	162.36	(231,799)	148.43	(234,274)	128.99
December 31	34,965,164	$125.73	36,196,232	$112.07	38,552,445	$102.01
Options exercisable
December 31	24,281,464	$108.50	25,240,759	$95.65	27,262,062	$85.97

Stock Option Assumptions

Stock Option Assumptions

	Annual
	2017	2016	2015
Exercise price	$175.76	$147.87	$165.94
Risk-free interest rate	2.1%	1.5%	1.5%
Dividend yield	2.5%	2.5%	2.5%
Expected volatility	17.3%	20.8%	20.1%
Expected life (months)	78	77	76
Black-Scholes fair value	$23.51	$22.47	$23.98

Restricted Stock and Restricted Stock Units Activity

Restricted Stock and Restricted Stock Units

The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	2,185,046	$145.64	2,441,088	$127.47	2,817,786	$104.41
Granted
Annual	604,256	176.10	749,068	148.20	671,204	165.86
Other	20,692	233.77	8,115	169.00	26,886	156.94
Vested	(769,598)	127.21	(960,345)	101.64	(1,010,612)	89.99
Forfeited	(46,590)	158.25	(52,880)	145.95	(64,176)	118.99
As of December 31	1,993,806	$162.60	2,185,046	$145.64	2,441,088	$127.47

Performance Shares Activity

The following table summarizes performance share activity for the years ended December 31:

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	656,278	$142.98	871,192	$120.89	1,099,752	$102.65
Granted	201,261	191.28	219,431	160.17	227,798	158.88
Distributed	(313,942)	124.88	(367,428)	99.06	(323,938)	83.08
Performance change	154,774	173.91	(37,534)	155.98	(106,760)	127.70
Forfeited	(12,498)	171.36	(29,383)	149.08	(25,660)	125.33
As of December 31	685,873	$171.90	656,278	$142.98	871,192	$120.89

General Employees' Stock Purchase Plan (GESPP)

General Employees’ Stock Purchase Plan

	2017		2016		2015
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price
Options granted	877,705	$170.42	987,478	$140.06	1,007,669	$133.52
Options exercised	(877,705)	170.42	(987,478)	140.06	(1,007,669)	133.52
Shares available for grant - December 31	26,239,152		27,116,857		28,104,335